UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2005

1.800336.101

EQU-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	300,300	$ 5,994
TRW Automotive Holdings Corp. (a)	1,373,650	24,465
		30,459
Automobiles - 0.6%
General Motors Corp.	856,100	22,841
Harley-Davidson, Inc.	191,500	9,004
Renault SA	351,600	29,564
Toyota Motor Corp. sponsored ADR	1,075,800	78,221
		139,630
Hotels, Restaurants & Leisure - 1.0%
Caesars Entertainment, Inc. (a)	4,495,700	89,689
McDonald's Corp.	5,809,700	170,282
		259,971
Household Durables - 1.1%
Koninklijke Philips Electronics NV (NY Shares)	1,391,200	34,488
Maytag Corp.	3,795,920	36,782
Newell Rubbermaid, Inc.	6,331,400	137,581
The Stanley Works	298,700	12,853
Whirlpool Corp.	1,003,700	62,290
		283,994
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	2,256,800	56,420
Media - 6.2%
Clear Channel Communications, Inc.	7,672,700	245,066
Comcast Corp. Class A (a)	6,506,837	208,935
Knight-Ridder, Inc.	877,900	56,800
Liberty Media Corp. Class A (a)	8,932,256	89,680
Liberty Media International, Inc. Class A (a)	726,819	30,141
News Corp. Class A	2,737,884	41,835
NTL, Inc. (a)	420,500	26,904
The New York Times Co. Class A	603,290	20,126
The Reader's Digest Association, Inc. (non-vtg.)	3,962,729	67,366
Time Warner, Inc. (a)	16,207,590	272,450
Viacom, Inc. Class B (non-vtg.)	8,672,519	300,243
Vivendi Universal SA sponsored ADR	2,074,600	61,512
Walt Disney Co.	5,831,710	153,957
		1,575,015
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.0%
Big Lots, Inc. (a)	5,308,200	$ 54,037
Dollar Tree Stores, Inc. (a)	2,462,700	60,312
Family Dollar Stores, Inc.	1,647,600	44,452
Federated Department Stores, Inc.	1,057,500	60,806
Sears Holdings Corp. (a)	156,744	21,198
		240,805
Specialty Retail - 1.2%
AnnTaylor Stores Corp. (a)	2,594,300	63,534
Gap, Inc.	3,589,151	76,628
RadioShack Corp.	1,130,300	28,224
Tiffany & Co., Inc.	1,957,300	59,013
Toys 'R' Us, Inc. (a)	2,818,100	71,439
		298,838
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	1,423,000	50,417
TOTAL CONSUMER DISCRETIONARY		2,935,549
CONSUMER STAPLES - 6.3%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	3,509,200	164,476
The Coca-Cola Co.	1,936,500	84,122
		248,598
Food & Staples Retailing - 1.3%
Albertsons, Inc.	425,400	8,419
CVS Corp.	1,354,900	69,886
Wal-Mart Stores, Inc.	5,116,800	241,206
		319,511
Food Products - 0.4%
Corn Products International, Inc.	653,300	14,386
Kraft Foods, Inc. Class A	2,128,500	68,985
Sara Lee Corp.	1,203,300	25,739
		109,110
Household Products - 2.1%
Colgate-Palmolive Co.	5,842,800	290,913
Kimberly-Clark Corp.	2,684,200	167,628
Procter & Gamble Co.	1,607,600	87,052
		545,593
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Gillette Co.	2,763,300	$ 142,697
Tobacco - 0.9%
Altria Group, Inc.	3,525,800	229,142
TOTAL CONSUMER STAPLES		1,594,651
ENERGY - 11.6%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	3,170,300	139,874
BJ Services Co.	1,238,255	60,365
Halliburton Co.	1,628,500	67,729
Noble Corp.	1,888,580	96,129
Schlumberger Ltd. (NY Shares)	4,087,300	279,612
		643,709
Oil & Gas - 9.1%
Apache Corp.	1,453,610	81,824
Ashland, Inc.	299,900	20,165
BP PLC sponsored ADR	5,687,204	346,351
ChevronTexaco Corp.	5,644,782	293,529
El Paso Corp.	2,009,400	20,074
Exxon Mobil Corp.	16,095,474	917,918
Royal Dutch Petroleum Co. (NY Shares)	250,100	14,568
Statoil ASA	1,501,900	26,666
Total SA:
Series B	749,343	166,219
sponsored ADR	3,821,703	423,865
		2,311,179
TOTAL ENERGY		2,954,888
FINANCIALS - 27.2%
Capital Markets - 4.4%
Bank of New York Co., Inc.	7,310,334	204,251
Charles Schwab Corp.	13,124,700	135,841
Janus Capital Group, Inc.	5,294,300	68,773
LaBranche & Co., Inc. (a)	1,167,500	7,764
Mellon Financial Corp.	3,945,000	109,237
Merrill Lynch & Co., Inc.	3,778,300	203,764
Morgan Stanley	4,836,360	254,489
Nomura Holdings, Inc.	4,203,000	53,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Nuveen Investments, Inc. Class A	922,700	$ 31,363
State Street Corp.	890,800	41,182
		1,110,294
Commercial Banks - 7.1%
Bank of America Corp.	17,884,416	805,514
Comerica, Inc.	1,388,039	79,479
Kookmin Bank sponsored ADR	603,800	25,812
Lloyds TSB Group PLC	5,140,501	44,316
Royal Bank of Scotland Group PLC	1,435,009	43,513
State Bank of India	1,013,632	14,908
U.S. Bancorp, Delaware	4,178,502	116,580
Wachovia Corp.	6,902,952	353,293
Wells Fargo & Co.	5,121,268	306,969
		1,790,384
Consumer Finance - 1.1%
American Express Co.	3,015,400	158,912
MBNA Corp.	2,996,800	59,187
MoneyGram International, Inc.	2,584,309	50,136
		268,235
Diversified Financial Services - 5.3%
CIT Group, Inc.	2,193,500	88,354
Citigroup, Inc.	14,703,585	690,480
J.P. Morgan Chase & Co.	16,161,149	573,559
		1,352,393
Insurance - 6.8%
ACE Ltd.	5,066,727	217,667
Allianz AG sponsored ADR	2,574,300	30,892
Allstate Corp.	4,434,500	249,042
American International Group, Inc.	10,502,157	534,035
Conseco, Inc. (a)	2,943,600	56,635
Genworth Financial, Inc. Class A (non-vtg.)	3,535,700	98,823
Hartford Financial Services Group, Inc.	2,534,400	183,415
Marsh & McLennan Companies, Inc.	1,837,400	51,502
MBIA, Inc.	603,300	31,601
PartnerRe Ltd.	601,800	35,073
St. Paul Travelers Companies, Inc.	5,837,290	208,975
XL Capital Ltd. Class A	474,580	33,363
		1,731,023
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - 0.2%
CarrAmerica Realty Corp.	436,800	$ 14,432
Equity Office Properties Trust	1,203,170	37,864
		52,296
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	6,630,200	357,699
Freddie Mac	1,558,600	95,885
Housing Development Finance Corp. Ltd.	2,557,300	43,055
MGIC Investment Corp.	447,600	26,408
Sovereign Bancorp, Inc.	3,178,500	65,382
		588,429
TOTAL FINANCIALS		6,893,054
HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	6,982,100	259,036
Thermo Electron Corp. (a)	1,259,260	31,456
		290,492
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	1,643,500	91,329
McKesson Corp.	2,359,300	87,294
Tenet Healthcare Corp. (a)	4,907,900	58,748
		237,371
Pharmaceuticals - 5.8%
Abbott Laboratories	1,920,100	94,392
Bristol-Myers Squibb Co.	5,692,500	148,005
GlaxoSmithKline PLC sponsored ADR	982,900	49,686
Johnson & Johnson	4,765,700	327,070
Merck & Co., Inc.	5,683,200	192,660
Pfizer, Inc.	8,729,600	237,183
Schering-Plough Corp.	8,561,600	178,681
Wyeth	5,128,600	230,479
		1,458,156
TOTAL HEALTH CARE		1,986,019
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.5%
EADS NV	3,468,969	99,003
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	6,814,550	$ 243,688
Lockheed Martin Corp.	3,264,600	198,977
Northrop Grumman Corp.	2,052,940	112,583
Raytheon Co.	673,106	25,316
The Boeing Co.	1,825,200	108,636
United Technologies Corp.	859,280	87,406
		875,609
Airlines - 0.1%
Southwest Airlines Co.	2,414,100	35,922
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	2,929,400	83,459
Construction & Engineering - 0.1%
Fluor Corp.	669,700	34,530
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR (a)	3,017,900	19,013
Emerson Electric Co.	1,245,600	78,062
		97,075
Industrial Conglomerates - 3.6%
3M Co.	744,600	56,940
General Electric Co.	11,014,100	398,710
Hutchison Whampoa Ltd.	1,392,000	12,411
Siemens AG sponsored ADR	564,400	41,495
Textron, Inc.	1,234,000	92,982
Tyco International Ltd.	9,717,940	304,269
		906,807
Machinery - 2.2%
Caterpillar, Inc.	1,040,100	91,581
Deere & Co.	377,100	23,584
Dover Corp.	2,388,500	86,846
Illinois Tool Works, Inc.	362,600	30,393
Ingersoll-Rand Co. Ltd. Class A	2,138,646	164,398
Navistar International Corp. (a)	1,161,400	34,296
SPX Corp.	3,583,700	138,653
		569,751
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	2,591,800	$ 125,054
Union Pacific Corp.	1,856,700	118,699
		243,753
TOTAL INDUSTRIALS		2,846,906
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	3,911,000	67,582
Lucent Technologies, Inc. (a)	10,924,000	26,545
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	8
Motorola, Inc.	8,183,970	125,542
Nokia Corp. sponsored ADR	2,712,100	43,339
		263,016
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	8,898,561	182,154
International Business Machines Corp.	2,082,200	159,038
Storage Technology Corp. (a)	1,628,700	45,278
Sun Microsystems, Inc. (a)	9,038,400	32,809
		419,279
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	3,417,300	70,909
Arrow Electronics, Inc. (a)	1,925,500	46,867
Avnet, Inc. (a)	3,641,100	68,780
Solectron Corp. (a)	12,686,900	41,867
		228,423
IT Services - 0.2%
Ceridian Corp. (a)	2,563,800	43,251
Office Electronics - 0.2%
Xerox Corp. (a)	4,253,600	56,360
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	3,210,000	109,493
Applied Materials, Inc.	4,960,600	73,764
Freescale Semiconductor, Inc.:
Class A	251,300	4,704
Class B (a)	3,897,833	73,513
Intel Corp.	8,968,500	210,939
Micron Technology, Inc. (a)	4,199,700	40,779
National Semiconductor Corp.	1,840,600	35,119
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rohm Co. Ltd.	301,700	$ 28,458
Samsung Electronics Co. Ltd.	129,290	58,609
Teradyne, Inc. (a)	900,900	9,928
		645,306
Software - 1.0%
Microsoft Corp.	8,635,800	218,486
Symantec Corp. (a)	1,399,700	26,286
		244,772
TOTAL INFORMATION TECHNOLOGY		1,900,407
MATERIALS - 5.5%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	950,500	55,823
Albemarle Corp.	448,900	16,434
Arch Chemicals, Inc.	915,450	23,600
Celanese Corp. Class A	1,481,100	21,550
Dow Chemical Co.	3,721,400	170,924
Eastman Chemical Co.	904,200	48,827
Great Lakes Chemical Corp.	1,202,800	37,335
Lubrizol Corp.	493,100	19,117
Lyondell Chemical Co.	4,721,011	118,450
PolyOne Corp. (a)	3,062,200	23,640
Praxair, Inc.	1,250,360	58,554
		594,254
Containers & Packaging - 0.4%
Amcor Ltd.	3,249,800	16,396
Smurfit-Stone Container Corp. (a)	5,749,421	75,375
		91,771
Metals & Mining - 1.5%
Alcan, Inc.	2,195,200	71,176
Alcoa, Inc.	6,106,376	177,207
Freeport-McMoRan Copper & Gold, Inc. Class B	1,866,830	64,704
Phelps Dodge Corp.	826,700	70,972
		384,059
Paper & Forest Products - 1.3%
Bowater, Inc.	883,800	28,715
Georgia-Pacific Corp.	3,108,090	106,514
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	3,084,100	$ 105,754
Weyerhaeuser Co.	1,179,400	80,919
		321,902
TOTAL MATERIALS		1,391,986
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.0%
BellSouth Corp.	12,525,501	331,801
Philippine Long Distance Telephone Co. sponsored ADR	1,375,700	35,452
Qwest Communications International, Inc. (a)	11,748,800	40,181
SBC Communications, Inc.	17,861,344	425,100
Sprint Corp.	2,664,600	59,314
Verizon Communications, Inc.	10,502,944	376,005
		1,267,853
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	2,382,000	38,422
KDDI Corp.	6,845	31,663
Vodafone Group PLC sponsored ADR	3,563,300	93,145
		163,230
TOTAL TELECOMMUNICATION SERVICES		1,431,083
UTILITIES - 3.2%
Electric Utilities - 1.0%
Entergy Corp.	1,773,300	129,983
PG&E Corp.	904,200	31,394
TXU Corp.	1,133,361	97,231
		258,608
Multi-Utilities & Unregulated Power - 2.2%
CMS Energy Corp. (a)	901,400	11,646
Dominion Resources, Inc.	2,752,900	207,569
Duke Energy Corp.	1,806,700	52,738
NorthWestern Energy Corp.	1,103,800	30,940
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Public Service Enterprise Group, Inc.	2,394,900	$ 139,144
Wisconsin Energy Corp.	3,245,900	114,450
		556,487
TOTAL UTILITIES		815,095
TOTAL COMMON STOCKS (Cost $19,830,647)		24,749,638
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	863,700	14,147
Series C, 6.25%	577,800	10,863
		25,010
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	15,528
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0
TOTAL CONSUMER DISCRETIONARY		40,538
FINANCIALS - 0.4%
Capital Markets - 0.0%
State Street Corp. 6.75%	56,800	11,850
Consumer Finance - 0.1%
Ford Motor Co. Capital Trust II 6.50%	976,600	38,004
Insurance - 0.3%
Conseco, Inc. Series B, 5.50%	323,900	7,984
The Chubb Corp.:
7.00%	363,600	10,903
Series B, 7.00%	274,000	8,176
Travelers Property Casualty Corp. 4.50%	500,000	10,982
XL Capital Ltd. 6.50%	1,137,200	25,935
		63,980
TOTAL FINANCIALS		113,834
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	343,300	$ 19,118
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	23,624
TOTAL HEALTH CARE		42,742
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	328,778	38,041
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	3,515
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $268,946)		238,670
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 25,420	12,583
Six Flags, Inc. 4.5% 5/15/15	8,460	7,276
		19,859
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	24,460	19,323
News America, Inc. liquid yield option note 0% 2/28/21 (d)	49,080	27,917
		47,240
TOTAL CONSUMER DISCRETIONARY		67,099
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	5,734	5,612
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
ADT Operations, Inc. liquid yield option note 0% 7/6/10	$ 19,295	$ 32,836
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	11,750	17,255
TOTAL INDUSTRIALS		50,091
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	1,230	694
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (d)	28,080	17,585
TOTAL CONVERTIBLE BONDS		141,081
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	133	154
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	26,171
TOTAL NONCONVERTIBLE BONDS		26,325
TOTAL CORPORATE BONDS (Cost $167,676)		167,406
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.84% (b)	180,312,107	$ 180,312
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	90,806,550	90,807
TOTAL MONEY MARKET FUNDS (Cost $271,119)		271,119
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $20,538,388)		25,426,833
NET OTHER ASSETS - (0.2)%		(57,653)
NET ASSETS - 100%		$ 25,369,180
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,437,000 or 0.3% of net assets.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $20,549,700,000. Net unrealized appreciation aggregated $4,877,133,000, of which $6,670,395,000 related to appreciated investment securities and $1,793,262,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Structured Large Cap Growth Fund

April 30, 2005

1.800355.101

LCG-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	16,700	$ 881,426
Penn National Gaming, Inc. (a)	29,900	941,850
		1,823,276
Household Durables - 6.3%
D.R. Horton, Inc.	7,900	240,950
KB Home	21,600	1,231,200
Lennar Corp. Class A	7,100	365,437
Ryland Group, Inc.	23,300	1,430,620
Toll Brothers, Inc. (a)	7,400	560,920
		3,829,127
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	11,600	368,068
Multiline Retail - 1.7%
Federated Department Stores, Inc.	12,600	724,500
JCPenney Co., Inc.	6,800	322,388
		1,046,888
Specialty Retail - 0.8%
Lowe's Companies, Inc.	9,300	484,623
Textiles, Apparel & Luxury Goods - 2.1%
Timberland Co. Class A (a)	18,200	1,256,710
TOTAL CONSUMER DISCRETIONARY		8,808,692
CONSUMER STAPLES - 12.5%
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	4,200	111,930
Costco Wholesale Corp.	7,400	300,292
SUPERVALU, Inc.	3,600	113,616
Wal-Mart Stores, Inc.	15,900	749,526
Walgreen Co.	30,600	1,317,636
		2,593,000
Food Products - 6.4%
Archer-Daniels-Midland Co.	33,520	603,025
Corn Products International, Inc.	29,700	653,994
General Mills, Inc.	15,300	755,820
Hormel Foods Corp.	32,500	1,012,050
Kellogg Co.	19,800	890,010
		3,914,899
Household Products - 1.8%
Rayovac Corp. (a)	30,200	1,100,488
TOTAL CONSUMER STAPLES		7,608,387
ENERGY - 1.8%
Oil & Gas - 1.8%
Exxon Mobil Corp.	11,100	633,033
Tesoro Petroleum Corp. (a)	11,700	443,898
		1,076,931

	Shares	Value
FINANCIALS - 7.8%
Commercial Banks - 0.8%
Wells Fargo & Co.	7,800	$ 467,532
Consumer Finance - 2.9%
American Express Co.	16,500	869,550
Capital One Financial Corp.	2,700	191,403
MBNA Corp.	35,900	709,025
		1,769,978
Insurance - 3.2%
AFLAC, Inc.	5,000	203,250
AMBAC Financial Group, Inc.	19,300	1,290,205
MetLife, Inc.	11,200	435,680
		1,929,135
Thrifts & Mortgage Finance - 0.9%
Radian Group, Inc.	12,800	568,704
TOTAL FINANCIALS		4,735,349
HEALTH CARE - 25.0%
Biotechnology - 6.7%
Biogen Idec, Inc. (a)	40,200	1,456,848
Genentech, Inc. (a)	19,600	1,390,424
Gilead Sciences, Inc. (a)	32,700	1,213,170
		4,060,442
Health Care Equipment & Supplies - 3.4%
Cytyc Corp. (a)	13,400	285,554
Dade Behring Holdings, Inc. (a)	3,200	197,344
Medtronic, Inc.	17,000	895,900
ResMed, Inc. (a)	11,000	683,100
		2,061,898
Health Care Providers & Services - 8.4%
Aetna, Inc.	16,000	1,173,920
CIGNA Corp.	10,000	919,800
Coventry Health Care, Inc. (a)	17,600	1,204,368
Sierra Health Services, Inc. (a)	12,800	828,032
UnitedHealth Group, Inc.	7,805	737,651
WellPoint, Inc. (a)	2,000	255,500
		5,119,271
Pharmaceuticals - 6.5%
Abbott Laboratories	29,200	1,435,472
Johnson & Johnson	21,500	1,475,545
Pfizer, Inc.	38,560	1,047,675
		3,958,692
TOTAL HEALTH CARE		15,200,303
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.6%
Northrop Grumman Corp.	11,000	603,240
The Boeing Co.	16,600	988,032
		1,591,272
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Thomas & Betts Corp. (a)	17,200	$ 535,264
Industrial Conglomerates - 1.3%
General Electric Co.	22,100	800,020
Machinery - 2.4%
Cummins, Inc.	14,100	958,800
Deere & Co.	8,000	500,320
		1,459,120
Road & Rail - 1.2%
Norfolk Southern Corp.	22,050	692,370
TOTAL INDUSTRIALS		5,078,046
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	33,100	571,968
QUALCOMM, Inc.	26,100	910,629
		1,482,597
Computers & Peripherals - 5.0%
Apple Computer, Inc. (a)	48,400	1,745,303
Dell, Inc. (a)	10,000	348,300
Storage Technology Corp. (a)	20,900	581,020
Western Digital Corp. (a)	28,700	364,203
		3,038,826
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	98,562	1,164,017
Google, Inc. Class A (sub. vtg.)	3,100	682,000
Websense, Inc. (a)	10,800	572,940
		2,418,957
Office Electronics - 1.3%
Xerox Corp. (a)	59,300	785,725
Semiconductors & Semiconductor Equipment - 6.8%
Intel Corp.	35,200	827,904
Lam Research Corp. (a)	57,600	1,477,440
Marvell Technology Group Ltd. (a)	15,800	528,984
Tessera Technologies, Inc. (a)	47,500	1,261,600
		4,095,928
Software - 6.2%
Activision, Inc. (a)	56,733	820,359
Autodesk, Inc.	33,900	1,079,037
McAfee, Inc. (a)	6,700	140,097
Microsoft Corp.	55,200	1,396,560
Parametric Technology Corp. (a)	59,500	316,540
		3,752,593
TOTAL INFORMATION TECHNOLOGY		15,574,626

	Shares	Value
MATERIALS - 1.1%
Metals & Mining - 1.1%
Carpenter Technology Corp.	7,400	$ 409,220
Phelps Dodge Corp.	3,200	274,720
		683,940
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	8,000	137,840
Nextel Communications, Inc. Class A (a)	15,540	434,965
		572,805
UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp.	3,000	130,560
TOTAL COMMON STOCKS (Cost $58,019,602)		59,469,639
Investment Companies - 1.0%

iShares Russell 1000 Growth Index Fund (Cost $616,468)	13,392	616,166
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 2.84% (b) (Cost $1,177,813)	1,177,813	1,177,813
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $59,813,883)		61,263,618
NET OTHER ASSETS - (0.9)%		(539,633)
NET ASSETS - 100%		$ 60,723,985
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $60,009,881. Net unrealized appreciation aggregated $1,253,737, of which $4,388,804 related to appreciated investment securities and $3,135,067 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Structured Large Cap Value Fund

April 30, 2005

1.800356.101

LCV-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.6%
Harley-Davidson, Inc.	28,790	$ 1,353,706
Household Durables - 2.3%
D.R. Horton, Inc.	63,300	1,930,650
KB Home	52,800	3,009,600
		4,940,250
Internet & Catalog Retail - 1.0%
IAC/InterActiveCorp (a)	92,920	2,020,081
Media - 1.1%
Gannett Co., Inc.	30,700	2,363,900
Multiline Retail - 0.7%
Federated Department Stores, Inc.	27,600	1,587,000
Specialty Retail - 2.3%
American Eagle Outfitters, Inc.	22,800	597,816
Home Depot, Inc.	50,900	1,800,333
Pacific Sunwear of California, Inc. (a)	70,100	1,584,961
TJX Companies, Inc.	43,900	994,335
		4,977,445
Textiles, Apparel & Luxury Goods - 1.4%
Polo Ralph Lauren Corp. Class A	26,700	937,170
Timberland Co. Class A (a)	30,260	2,089,453
		3,026,623
TOTAL CONSUMER DISCRETIONARY		20,269,005
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)	43,500	1,159,275
CVS Corp.	12,500	644,750
Safeway, Inc. (a)	59,789	1,272,908
Wal-Mart Stores, Inc.	21,400	1,008,796
		4,085,729
Food Products - 1.6%
Archer-Daniels-Midland Co.	92,200	1,658,678
General Mills, Inc.	35,200	1,738,880
		3,397,558
Household Products - 0.3%
Colgate-Palmolive Co.	12,400	617,396
Tobacco - 2.2%
Altria Group, Inc.	73,480	4,775,465
TOTAL CONSUMER STAPLES		12,876,148
ENERGY - 13.3%
Oil & Gas - 13.3%
Anadarko Petroleum Corp.	23,000	1,679,920
Apache Corp.	34,740	1,955,515
ChevronTexaco Corp.	60,100	3,125,200
ConocoPhillips	38,500	4,036,725
Exxon Mobil Corp.	191,730	10,934,360

	Shares	Value
Occidental Petroleum Corp.	45,740	$ 3,156,060
Sunoco, Inc.	18,800	1,866,088
Valero Energy Corp.	27,860	1,909,246
		28,663,114
FINANCIALS - 30.7%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.	20,000	1,893,200
Goldman Sachs Group, Inc.	20,400	2,178,516
Morgan Stanley	13,810	726,682
		4,798,398
Commercial Banks - 6.9%
Bank of America Corp.	183,360	8,258,534
North Fork Bancorp, Inc., New York	50,900	1,432,835
TD Banknorth, Inc. (a)	31,800	979,440
Wells Fargo & Co.	68,910	4,130,465
		14,801,274
Consumer Finance - 3.2%
American Express Co.	51,100	2,692,970
Capital One Financial Corp.	26,400	1,871,496
MBNA Corp.	117,100	2,312,725
		6,877,191
Diversified Financial Services - 4.0%
Citigroup, Inc.	144,360	6,779,146
J.P. Morgan Chase & Co.	49,700	1,763,853
		8,542,999
Insurance - 10.3%
ACE Ltd.	34,200	1,469,232
AMBAC Financial Group, Inc.	37,700	2,520,245
American Financial Group, Inc., Ohio	49,300	1,532,737
American International Group, Inc.	18,100	920,385
Berkshire Hathaway, Inc. Class B (a)	590	1,650,826
Everest Re Group Ltd.	21,900	1,800,180
Fidelity National Financial, Inc.	70,840	2,274,672
Hilb Rogal & Hobbs Co.	35,100	1,228,851
Old Republic International Corp.	73,100	1,725,160
St. Paul Travelers Companies, Inc.	65,400	2,341,320
Torchmark Corp.	36,400	1,944,852
UICI	71,900	1,669,518
XL Capital Ltd. Class A	15,600	1,096,680
		22,174,658
Thrifts & Mortgage Finance - 4.1%
Countrywide Financial Corp.	47,998	1,737,048
Freddie Mac	18,300	1,125,816
Golden West Financial Corp., Delaware	27,600	1,720,308
MGIC Investment Corp.	27,600	1,628,400
Radian Group, Inc.	45,700	2,030,451
The PMI Group, Inc.	16,800	590,688
		8,832,711
TOTAL FINANCIALS		66,027,231
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.2%
Health Care Providers & Services - 2.3%
Aetna, Inc.	9,000	$ 660,330
AmerisourceBergen Corp.	21,500	1,317,520
CIGNA Corp.	17,400	1,600,452
Coventry Health Care, Inc. (a)	19,700	1,348,071
		4,926,373
Pharmaceuticals - 1.9%
Merck & Co., Inc.	58,950	1,998,405
Pfizer, Inc.	74,300	2,018,731
		4,017,136
TOTAL HEALTH CARE		8,943,509
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.1%
The Boeing Co.	39,900	2,374,848
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)	83,500	741,480
Building Products - 0.9%
Masco Corp.	61,800	1,946,082
Commercial Services & Supplies - 1.7%
Cendant Corp.	101,050	2,011,906
Equifax, Inc.	48,700	1,638,755
		3,650,661
Industrial Conglomerates - 5.3%
General Electric Co.	263,850	9,551,370
Tyco International Ltd.	57,300	1,794,063
		11,345,433
Machinery - 1.6%
Cummins, Inc.	20,400	1,387,200
Deere & Co.	31,100	1,944,994
		3,332,194
Marine - 0.2%
Alexander & Baldwin, Inc.	11,200	456,176
Road & Rail - 0.9%
Norfolk Southern Corp.	59,400	1,865,160
TOTAL INDUSTRIALS		25,712,034
INFORMATION TECHNOLOGY - 5.0%
Computers & Peripherals - 3.1%
Hewlett-Packard Co.	161,500	3,305,905
International Business Machines Corp.	32,100	2,451,798
Storage Technology Corp. (a)	34,000	945,200
		6,702,903

	Shares	Value
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	27,570	$ 1,314,262
Computer Sciences Corp. (a)	33,100	1,439,188
		2,753,450
Software - 0.6%
Microsoft Corp.	53,760	1,360,128
TOTAL INFORMATION TECHNOLOGY		10,816,481
MATERIALS - 4.6%
Chemicals - 0.8%
Dow Chemical Co.	20,350	934,676
International Flavors & Fragrances, Inc.	22,900	867,910
		1,802,586
Construction Materials - 0.5%
Texas Industries, Inc.	24,900	1,149,882
Containers & Packaging - 0.4%
Silgan Holdings, Inc.	12,800	783,104
Metals & Mining - 1.4%
Phelps Dodge Corp.	23,100	1,983,135
Reliance Steel & Aluminum Co.	26,900	1,014,937
		2,998,072
Paper & Forest Products - 1.5%
Georgia-Pacific Corp.	50,900	1,744,343
Weyerhaeuser Co.	21,700	1,488,837
		3,233,180
TOTAL MATERIALS		9,966,824
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.5%
ALLTEL Corp.	43,500	2,477,760
BellSouth Corp.	45,400	1,202,646
Verizon Communications, Inc.	108,200	3,873,560
		7,553,966
Wireless Telecommunication Services - 1.4%
Nextel Communications, Inc. Class A (a)	72,800	2,037,672
NII Holdings, Inc. (a)	17,350	868,715
		2,906,387
TOTAL TELECOMMUNICATION SERVICES		10,460,353
UTILITIES - 6.1%
Electric Utilities - 4.7%
Exelon Corp.	45,200	2,237,400
FirstEnergy Corp.	33,500	1,457,920
PG&E Corp.	38,530	1,337,762
PPL Corp.	28,040	1,521,450
TXU Corp.	40,900	3,508,811
		10,063,343
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.6%
National Fuel Gas Co.	51,870	$ 1,412,420
Multi-Utilities & Unregulated Power - 0.8%
Duke Energy Corp.	56,200	1,640,478
TOTAL UTILITIES		13,116,241
TOTAL COMMON STOCKS (Cost $205,180,243)		206,850,940
Investment Companies - 3.0%

iShares Russell 1000 Value Index Fund (Cost $6,460,621)	98,900	6,395,863
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 2.84% (b) (Cost $2,032,339)	2,032,339	2,032,339
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $213,673,203)		215,279,142
NET OTHER ASSETS - (0.1)%		(317,041)
NET ASSETS - 100%		$ 214,962,101
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $213,992,804. Net unrealized appreciation aggregated $1,286,338, of which $11,104,776 related to appreciated investment securities and $9,818,438 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Structured Mid Cap Growth Fund

April 30, 2005

1.800358.101

MCG-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Automobiles - 0.3%
Harley-Davidson, Inc.	6,400	$ 300,928
Hotels, Restaurants & Leisure - 5.3%
Boyd Gaming Corp.	13,600	717,808
Caesars Entertainment, Inc. (a)	14,500	289,275
International Game Technology	15,500	416,795
Marriott International, Inc. Class A	3,500	219,625
Monarch Casino & Resort, Inc. (a)	47,100	847,800
Penn National Gaming, Inc. (a)	33,800	1,064,700
Station Casinos, Inc.	16,200	1,045,386
Yum! Brands, Inc.	3,500	164,360
		4,765,749
Household Durables - 5.2%
D.R. Horton, Inc.	38,766	1,182,363
KB Home	18,400	1,048,800
M.D.C. Holdings, Inc.	6,300	411,894
NVR, Inc. (a)	1,080	775,818
Ryland Group, Inc.	13,200	810,480
Toll Brothers, Inc. (a)	5,400	409,320
		4,638,675
Media - 4.1%
EchoStar Communications Corp. Class A	5,100	147,645
Getty Images, Inc. (a)	5,300	379,215
Gray Television, Inc.	47,400	623,310
Liberty Corp., South Carolina	6,800	246,568
McGraw-Hill Companies, Inc.	8,900	775,012
Navarre Corp. (a)	17,000	136,000
The Reader's Digest Association, Inc. (non-vtg.)	57,500	977,500
XM Satellite Radio Holdings, Inc. Class A (a)	16,300	452,162
		3,737,412
Multiline Retail - 1.9%
Federated Department Stores, Inc.	10,100	580,750
JCPenney Co., Inc.	7,300	346,093
Nordstrom, Inc.	16,100	818,363
		1,745,206
Specialty Retail - 4.4%
Aeropostale, Inc. (a)	21,700	606,081
American Eagle Outfitters, Inc.	34,800	912,456
Bed Bath & Beyond, Inc. (a)	14,600	543,266
Pacific Sunwear of California, Inc. (a)	20,000	452,200
TJX Companies, Inc.	26,500	600,225
Urban Outfitters, Inc. (a)	18,600	823,980
		3,938,208
Textiles, Apparel & Luxury Goods - 0.9%
Timberland Co. Class A (a)	11,300	780,265
TOTAL CONSUMER DISCRETIONARY		19,906,443

	Shares	Value
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.6%
SUPERVALU, Inc.	12,800	$ 403,968
Whole Foods Market, Inc.	1,300	129,636
		533,604
Food Products - 1.0%
Corn Products International, Inc.	14,500	319,290
Kellogg Co.	10,700	480,965
Pilgrims Pride Corp. Class B	3,600	129,924
		930,179
Household Products - 1.0%
Rayovac Corp. (a)	23,600	859,984
Personal Products - 0.2%
Avon Products, Inc.	5,500	220,440
TOTAL CONSUMER STAPLES		2,544,207
ENERGY - 5.3%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	12,800	564,736
Lone Star Technologies, Inc. (a)	22,500	876,150
		1,440,886
Oil & Gas - 3.7%
Houston Exploration Co. (a)	12,700	646,938
Sunoco, Inc.	8,900	883,414
Tesoro Petroleum Corp. (a)	25,100	952,294
Valero Energy Corp.	12,900	884,037
		3,366,683
TOTAL ENERGY		4,807,569
FINANCIALS - 7.6%
Capital Markets - 2.4%
American Capital Strategies Ltd.	10,300	329,394
Ameritrade Holding Corp. (a)	35,100	367,848
Franklin Resources, Inc.	8,900	611,252
Legg Mason, Inc.	3,650	258,639
Northern Trust Corp.	8,600	387,258
T. Rowe Price Group, Inc.	3,700	204,129
		2,158,520
Commercial Banks - 0.9%
Synovus Financial Corp.	27,700	776,431
Consumer Finance - 0.8%
Capital One Financial Corp.	10,300	730,167
Diversified Financial Services - 0.7%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,700	332,384
Moody's Corp.	3,500	287,490
		619,874
Insurance - 0.9%
AMBAC Financial Group, Inc.	11,600	775,460
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - 0.9%
Host Marriott Corp.	22,400	$ 376,768
Jones Lang LaSalle, Inc. (a)	12,700	476,250
		853,018
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	1,600	94,400
Radian Group, Inc.	19,100	848,613
		943,013
TOTAL FINANCIALS		6,856,483
HEALTH CARE - 20.5%
Biotechnology - 3.4%
Biogen Idec, Inc. (a)	26,600	963,984
Gilead Sciences, Inc. (a)	27,200	1,009,120
Serologicals Corp. (a)	21,900	471,507
United Therapeutics Corp. (a)	12,800	614,272
		3,058,883
Health Care Equipment & Supplies - 4.8%
Bausch & Lomb, Inc.	9,100	682,500
Biomet, Inc.	5,200	201,188
Dade Behring Holdings, Inc. (a)	17,900	1,103,893
ResMed, Inc. (a)	14,200	881,820
Respironics, Inc. (a)	6,400	404,416
St. Jude Medical, Inc. (a)	12,800	499,584
Waters Corp. (a)	12,700	503,301
		4,276,702
Health Care Providers & Services - 9.0%
Aetna, Inc.	14,700	1,078,539
CIGNA Corp.	10,700	984,186
Coventry Health Care, Inc. (a)	21,200	1,450,716
Gentiva Health Services, Inc. (a)	24,600	481,668
IMS Health, Inc.	18,300	438,834
Laboratory Corp. of America Holdings (a)	9,900	490,050
Molina Healthcare, Inc. (a)	5,200	227,500
Pharmaceutical Product Development, Inc. (a)	17,100	775,998
Quest Diagnostics, Inc.	3,600	380,880
Sierra Health Services, Inc. (a)	17,000	1,099,730
WellPoint, Inc. (a)	5,500	702,625
		8,110,726
Pharmaceuticals - 3.3%
Allergan, Inc.	7,200	506,808
Atherogenics, Inc. (a)	21,700	233,058
Bone Care International, Inc. (a)	21,800	562,658
First Horizon Pharmaceutical Corp. (a)	19,900	360,389
Impax Laboratories, Inc. (a)	14,600	237,542

	Shares	Value
Medicis Pharmaceutical Corp. Class A	15,200	$ 427,120
Sepracor, Inc. (a)	10,900	653,128
		2,980,703
TOTAL HEALTH CARE		18,427,014
INDUSTRIALS - 11.3%
Aerospace & Defense - 0.7%
Hexcel Corp. (a)	28,900	473,960
L-3 Communications Holdings, Inc.	2,600	184,522
		658,482
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	15,900	780,849
Commercial Services & Supplies - 4.9%
Avery Dennison Corp.	1,900	99,465
Cintas Corp.	4,300	165,937
Copart, Inc. (a)	23,500	509,480
CoStar Group, Inc. (a)	9,100	359,905
Dun & Bradstreet Corp. (a)	20,300	1,267,532
H&R Block, Inc.	3,300	164,373
ITT Educational Services, Inc. (a)	3,600	165,528
Korn/Ferry International (a)	36,400	524,160
Mine Safety Appliances Co.	8,600	307,020
Pitney Bowes, Inc.	3,400	152,048
Robert Half International, Inc.	12,100	300,322
The Brink's Co.	12,200	393,572
		4,409,342
Electrical Equipment - 1.7%
Rockwell Automation, Inc.	15,100	698,073
Thomas & Betts Corp. (a)	26,300	818,456
		1,516,529
Machinery - 2.3%
Cummins, Inc.	13,200	897,600
EnPro Industries, Inc. (a)	15,500	389,825
Terex Corp. (a)	8,600	321,468
Timken Co.	19,900	494,316
		2,103,209
Road & Rail - 0.8%
Norfolk Southern Corp.	11,900	373,660
Swift Transportation Co., Inc. (a)	17,400	371,142
		744,802
TOTAL INDUSTRIALS		10,213,213
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.0%
Comverse Technology, Inc. (a)	10,400	237,016
Plantronics, Inc.	22,500	708,525
		945,541
Computers & Peripherals - 5.0%
Apple Computer, Inc. (a)	60,100	2,167,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Brocade Communications Systems, Inc. (a)	80,500	$ 350,980
Lexmark International, Inc. Class A (a)	7,100	493,095
NCR Corp. (a)	14,500	478,500
Network Appliance, Inc. (a)	5,900	157,117
Storage Technology Corp. (a)	29,300	814,540
		4,461,438
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	6,600	260,304
Ingram Micro, Inc. Class A (a)	32,700	544,782
		805,086
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	100,800	1,190,448
InfoSpace, Inc. (a)	3,600	111,564
VeriSign, Inc. (a)	7,500	198,450
Websense, Inc. (a)	14,300	758,615
		2,259,077
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	16,700	796,089
Cognizant Technology Solutions Corp. Class A (a)	7,200	302,472
DST Systems, Inc. (a)	10,900	494,860
		1,593,421
Office Electronics - 0.9%
Xerox Corp. (a)	59,600	789,700
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp. (a)	18,900	391,797
Analog Devices, Inc.	12,100	412,731
FormFactor, Inc. (a)	1,100	25,124
Lam Research Corp. (a)	47,200	1,210,680
Linear Technology Corp.	7,300	260,902
Marvell Technology Group Ltd. (a)	22,400	749,952
Microchip Technology, Inc.	8,600	244,928
SigmaTel, Inc. (a)	2,700	70,713
Silicon Image, Inc. (a)	97,000	976,790
Silicon Laboratories, Inc. (a)	3,300	83,820
Tessera Technologies, Inc. (a)	28,800	764,928
Trident Microsystems, Inc. (a)	24,100	410,423
		5,602,788
Software - 5.1%
Activision, Inc. (a)	72,500	1,048,350
Adobe Systems, Inc.	10,900	648,223
Autodesk, Inc.	40,400	1,285,932
Macrovision Corp. (a)	15,500	316,975

	Shares	Value
Parametric Technology Corp. (a)	135,800	$ 722,456
THQ, Inc. (a)	23,500	592,670
		4,614,606
TOTAL INFORMATION TECHNOLOGY		21,071,657
MATERIALS - 2.5%
Chemicals - 0.4%
Terra Industries, Inc. (a)	55,100	380,190
Metals & Mining - 2.1%
Carpenter Technology Corp.	15,000	829,500
Metal Management, Inc.	9,100	183,547
Nucor Corp.	12,800	654,080
Phelps Dodge Corp.	2,600	223,210
		1,890,337
TOTAL MATERIALS		2,270,527
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
Commonwealth Telephone Enterprises, Inc. (a)	6,900	320,574
Wireless Telecommunication Services - 0.9%
Nextel Partners, Inc. Class A (a)	20,700	486,864
Western Wireless Corp. Class A (a)	8,600	337,034
		823,898
TOTAL TELECOMMUNICATION SERVICES		1,144,472
UTILITIES - 0.8%
Electric Utilities - 0.5%
Reliant Energy, Inc. (a)	38,600	392,562
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	17,400	279,792
TOTAL UTILITIES		672,354
TOTAL COMMON STOCKS (Cost $83,703,510)		87,913,939
Investment Companies - 0.5%

iShares Russell Midcap Growth Index Fund (Cost $468,551)	5,700	454,347
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 2.84% (b)	1,748,720	$ 1,748,720
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	264,950	264,950
TOTAL MONEY MARKET FUNDS (Cost $2,013,670)		2,013,670
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $86,185,731)		90,381,956
NET OTHER ASSETS - (0.3)%		(277,176)
NET ASSETS - 100%		$ 90,104,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $86,352,962. Net unrealized appreciation aggregated $4,028,994, of which $8,764,863 related to appreciated investment securities and $4,735,869 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Structured Mid Cap Value Fund

April 30, 2005

1.800359.101

MCV-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.5%
Johnson Controls, Inc.	16,200	$ 888,894
Automobiles - 0.3%
Harley-Davidson, Inc.	10,700	503,114
Household Durables - 2.9%
D.R. Horton, Inc.	37,333	1,138,657
KB Home	37,800	2,154,600
Ryland Group, Inc.	31,900	1,958,660
		5,251,917
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	12,500	312,500
Media - 1.0%
Gannett Co., Inc.	25,000	1,925,000
Multiline Retail - 1.0%
Federated Department Stores, Inc.	33,600	1,932,000
Specialty Retail - 5.5%
American Eagle Outfitters, Inc.	60,000	1,573,200
Borders Group, Inc.	65,000	1,572,350
Limited Brands, Inc.	77,990	1,691,603
Pacific Sunwear of California, Inc. (a)	58,000	1,311,380
RadioShack Corp.	41,900	1,046,243
The Pantry, Inc. (a)	49,300	1,578,586
TJX Companies, Inc.	57,900	1,311,435
		10,084,797
Textiles, Apparel & Luxury Goods - 2.3%
Columbia Sportswear Co. (a)	9,400	404,200
Liz Claiborne, Inc.	17,000	602,310
Timberland Co. Class A (a)	30,000	2,071,500
Tommy Hilfiger Corp. (a)	110,000	1,203,400
		4,281,410
TOTAL CONSUMER DISCRETIONARY		25,179,632
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	66,400	1,769,560
CVS Corp.	14,150	729,857
Safeway, Inc. (a)	28,100	598,249
		3,097,666
Food Products - 2.8%
Corn Products International, Inc.	49,700	1,094,394
Fresh Del Monte Produce, Inc.	33,400	965,260
Hormel Foods Corp.	30,900	962,226
Smithfield Foods, Inc. (a)	67,400	2,039,524
		5,061,404
Household Products - 0.4%
Colgate-Palmolive Co.	14,500	721,955

	Shares	Value
Personal Products - 0.3%
Playtex Products, Inc. (a)	62,600	$ 635,390
TOTAL CONSUMER STAPLES		9,516,415
ENERGY - 8.3%
Energy Equipment & Services - 1.3%
Lone Star Technologies, Inc. (a)	34,200	1,331,748
Maverick Tube Corp. (a)	36,800	1,070,512
		2,402,260
Oil & Gas - 7.0%
Apache Corp.	21,120	1,188,845
Houston Exploration Co. (a)	23,000	1,171,620
Newfield Exploration Co. (a)	19,700	1,399,291
Occidental Petroleum Corp.	26,500	1,828,500
Pogo Producing Co.	15,500	697,655
Remington Oil & Gas Corp. (a)	23,300	679,661
Sunoco, Inc.	22,900	2,273,054
Valero Energy Corp.	53,200	3,645,796
		12,884,422
TOTAL ENERGY		15,286,682
FINANCIALS - 26.6%
Capital Markets - 1.2%
American Capital Strategies Ltd.	23,600	754,728
Bear Stearns Companies, Inc.	15,700	1,486,162
		2,240,890
Commercial Banks - 1.5%
Comerica, Inc.	10,400	595,504
Oriental Financial Group, Inc.	23,700	330,615
TD Banknorth, Inc. (a)	23,900	736,120
Westcorp	26,500	1,185,610
		2,847,849
Consumer Finance - 0.9%
Capital One Financial Corp.	12,800	907,392
MBNA Corp.	39,500	780,125
		1,687,517
Insurance - 12.9%
ACE Ltd.	26,300	1,129,848
AMBAC Financial Group, Inc.	37,070	2,478,130
American Financial Group, Inc., Ohio	65,400	2,033,286
Assurant, Inc.	56,200	1,859,658
Everest Re Group Ltd.	15,400	1,265,880
Fidelity National Financial, Inc.	42,877	1,376,780
First American Corp., California	27,100	970,180
IPC Holdings Ltd.	20,000	752,600
LandAmerica Financial Group, Inc.	30,800	1,527,680
Markel Corp. (a)	2,100	720,510
Old Republic International Corp.	41,100	969,960
PartnerRe Ltd.	19,700	1,148,116
Protective Life Corp.	32,100	1,227,504
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	17,600	$ 1,346,752
UICI	85,800	1,992,276
United Fire & Casualty Co.	22,000	745,360
W.R. Berkley Corp.	38,100	1,238,250
XL Capital Ltd. Class A	13,300	934,990
		23,717,760
Real Estate - 6.8%
Boston Properties, Inc.	17,100	1,136,637
CarrAmerica Realty Corp.	16,300	538,552
CenterPoint Properties Trust (SBI)	18,300	754,143
Duke Realty Corp.	26,960	824,976
Equity Lifestyle Properties, Inc.	10,700	391,620
Equity Residential (SBI)	50,040	1,718,874
General Growth Properties, Inc.	44,600	1,744,306
Health Care REIT, Inc.	21,300	713,550
Kimco Realty Corp.	23,400	1,296,126
Reckson Associates Realty Corp.	19,000	612,750
Trizec Properties, Inc.	61,600	1,231,384
Vornado Realty Trust	19,500	1,490,775
		12,453,693
Thrifts & Mortgage Finance - 3.3%
Countrywide Financial Corp.	39,600	1,433,124
Flagstar Bancorp, Inc.	14,900	283,696
MGIC Investment Corp.	23,200	1,368,800
Radian Group, Inc.	25,800	1,146,294
Sovereign Bancorp, Inc.	66,930	1,376,750
The PMI Group, Inc.	12,100	425,436
		6,034,100
TOTAL FINANCIALS		48,981,809
HEALTH CARE - 5.5%
Health Care Providers & Services - 5.0%
Aetna, Inc.	20,700	1,518,759
AmerisourceBergen Corp.	31,700	1,942,576
CIGNA Corp.	20,800	1,913,184
Laboratory Corp. of America Holdings (a)	24,200	1,197,900
McKesson Corp.	34,300	1,269,100
Sierra Health Services, Inc. (a)	22,100	1,429,649
		9,271,168
Pharmaceuticals - 0.5%
Watson Pharmaceuticals, Inc. (a)	31,400	942,000
TOTAL HEALTH CARE		10,213,168
INDUSTRIALS - 8.4%
Airlines - 0.2%
ExpressJet Holdings, Inc. Class A (a)	45,100	400,488

	Shares	Value
Building Products - 0.6%
Masco Corp.	36,970	$ 1,164,185
Commercial Services & Supplies - 1.0%
Equifax, Inc.	37,400	1,258,510
Korn/Ferry International (a)	34,500	496,800
		1,755,310
Construction & Engineering - 1.8%
Granite Construction, Inc.	45,300	1,022,874
Jacobs Engineering Group, Inc. (a)	26,200	1,276,202
Shaw Group, Inc. (a)	55,400	1,001,078
		3,300,154
Machinery - 2.8%
AGCO Corp. (a)	44,900	772,280
Briggs & Stratton Corp.	31,400	1,016,418
Cummins, Inc.	25,700	1,747,600
PACCAR, Inc.	6,200	420,980
SPX Corp.	31,400	1,214,866
		5,172,144
Road & Rail - 2.0%
Norfolk Southern Corp.	70,100	2,201,140
Swift Transportation Co., Inc. (a)	73,500	1,567,755
		3,768,895
TOTAL INDUSTRIALS		15,561,176
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.3%
Scientific-Atlanta, Inc.	19,400	593,252
Computers & Peripherals - 0.8%
Diebold, Inc.	15,500	749,735
Storage Technology Corp. (a)	25,400	706,120
		1,455,855
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	30,000	1,183,200
Mettler-Toledo International, Inc. (a)	13,800	632,730
Tech Data Corp. (a)	38,320	1,399,830
		3,215,760
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A (a)	22,100	1,053,507
Computer Sciences Corp. (a)	56,100	2,439,228
		3,492,735
Office Electronics - 1.3%
Xerox Corp. (a)	185,500	2,457,875
Software - 0.5%
McAfee, Inc. (a)	40,700	851,037
TOTAL INFORMATION TECHNOLOGY		12,066,514
Common Stocks - continued
	Shares	Value
MATERIALS - 8.0%
Chemicals - 1.1%
Engelhard Corp.	45,100	$ 1,381,413
PolyOne Corp. (a)	83,400	643,848
		2,025,261
Construction Materials - 2.3%
Headwaters, Inc. (a)	42,750	1,366,718
Lafarge North America, Inc.	21,250	1,179,588
Texas Industries, Inc.	34,600	1,597,828
		4,144,134
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	18,500	453,620
Silgan Holdings, Inc.	22,500	1,376,550
		1,830,170
Metals & Mining - 2.7%
Oregon Steel Mills, Inc. (a)	40,600	675,178
Phelps Dodge Corp.	13,410	1,151,249
Reliance Steel & Aluminum Co.	41,300	1,558,249
United States Steel Corp.	37,500	1,603,500
		4,988,176
Paper & Forest Products - 0.9%
Georgia-Pacific Corp.	48,900	1,675,803
TOTAL MATERIALS		14,663,544
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
ALLTEL Corp.	18,000	1,025,280
CenturyTel, Inc.	9,300	285,417
		1,310,697
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	14,300	716,001
TOTAL TELECOMMUNICATION SERVICES		2,026,698
UTILITIES - 12.6%
Electric Utilities - 7.7%
DPL, Inc.	14,900	379,056
Entergy Corp.	14,840	1,087,772
FirstEnergy Corp.	46,630	2,029,338
PG&E Corp.	78,400	2,722,048
PPL Corp.	37,200	2,018,472
Sierra Pacific Resources (a)	210,900	2,281,938
TXU Corp.	26,500	2,273,435
Westar Energy, Inc.	61,100	1,399,190
		14,191,249
Gas Utilities - 1.9%
KeySpan Corp.	16,710	633,810
National Fuel Gas Co.	48,100	1,309,763
Questar Corp.	27,800	1,623,520
		3,567,093

	Shares	Value
Multi-Utilities & Unregulated Power - 3.0%
CMS Energy Corp. (a)	85,300	$ 1,102,076
Constellation Energy Group, Inc.	48,000	2,522,880
Sempra Energy	44,400	1,792,872
		5,417,828
TOTAL UTILITIES		23,176,170
TOTAL COMMON STOCKS (Cost $174,240,236)		176,671,808
Investment Companies - 3.2%

iShares Russell Midcap Value Index Fund (Cost $5,857,480)	53,648	5,906,642
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 2.84% (b)	2,005,357	2,005,357
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	1,962,950	1,962,950
TOTAL MONEY MARKET FUNDS (Cost $3,968,307)		3,968,307
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $184,066,023)		186,546,757
NET OTHER ASSETS - (1.3)%		(2,328,219)
NET ASSETS - 100%		$ 184,218,538
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $184,473,515. Net unrealized appreciation aggregated $2,073,242, of which $12,869,262 related to appreciated investment securities and $10,796,020 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities Fund

April 30, 2005

1.800364.101

UIF-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Media - 10.9%
Cablevision Systems Corp. - NY Group Class A (a)	423,900	$ 11,000
Comcast Corp.:
Class A (a)	1,370,903	44,020
Class A (special) (a)	236,200	7,495
EchoStar Communications Corp. Class A	839,300	24,298
The DIRECTV Group, Inc. (a)	1,410,046	19,910
		106,723
ENERGY - 2.0%
Energy Equipment & Services - 0.8%
Lone Star Technologies, Inc. (a)	57,400	2,235
Pride International, Inc. (a)	247,000	5,508
		7,743
Oil & Gas - 1.2%
Holly Corp.	205,400	7,039
Ship Finance International Ltd. (NY Shares)	6,346	118
Teekay Shipping Corp.	109,100	4,576
		11,733
TOTAL ENERGY		19,476
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.4%
CSG Systems International, Inc. (a)	200,000	3,438
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc.:
Class A (a)	2,568,500	3,005
Class B (a)	1,000,000	1,180
		4,185
TOTAL INFORMATION TECHNOLOGY		7,623
TELECOMMUNICATION SERVICES - 47.6%
Diversified Telecommunication Services - 36.5%
ALLTEL Corp.	372,100	21,195
AT&T Corp.	714,500	13,668
BellSouth Corp.	2,602,700	68,946
Cincinnati Bell, Inc. (a)	814,000	3,256
Citizens Communications Co.	2,311,131	29,467
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	6,994,327	$ 23,921
SBC Communications, Inc.	3,861,134	91,895
Sprint Corp.	619,800	13,797
Verizon Communications, Inc.	2,580,900	92,396
		358,541
Wireless Telecommunication Services - 11.1%
American Tower Corp. Class A (a)	1,803,750	31,079
InPhonic, Inc.	355,600	5,483
Nextel Communications, Inc. Class A (a)	1,812,700	50,737
Nextel Partners, Inc. Class A (a)	413,900	9,735
SpectraSite, Inc. (a)	204,600	11,484
		108,518
TOTAL TELECOMMUNICATION SERVICES		467,059
UTILITIES - 36.8%
Electric Utilities - 25.9%
British Energy Group PLC (a)	1,910,100	11,554
Edison International	661,250	24,003
El Paso Electric Co. (a)	679,550	13,258
Entergy Corp.	500,800	36,709
Exelon Corp.	450,400	22,295
FirstEnergy Corp.	119,700	5,209
PG&E Corp.	685,800	23,811
TXU Corp.	1,280,500	109,855
Westar Energy, Inc.	310,900	7,120
		253,814
Gas Utilities - 1.7%
AGL Resources, Inc.	147,400	5,100
Equitable Resources, Inc.	82,200	4,738
Questar Corp.	124,600	7,277
		17,115
Multi-Utilities & Unregulated Power - 9.2%
AES Corp. (a)	1,480,000	23,798
Dominion Resources, Inc.	654,300	49,334
NRG Energy, Inc. (a)	191,299	5,949
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Sempra Energy	120,700	$ 4,874
Wisconsin Energy Corp.	178,300	6,287
		90,242
TOTAL UTILITIES		361,171
TOTAL COMMON STOCKS (Cost $953,640)		962,052
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 2.84% (b)	11,930,465	11,930
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	13,117,400	13,117
TOTAL MONEY MARKET FUNDS (Cost $25,047)		25,047
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $978,687)		987,099
NET OTHER ASSETS - (0.7)%		(6,402)
NET ASSETS - 100%		$ 980,697
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $998,980,000. Net unrealized depreciation aggregated $11,881,000, of which $166,657,000 related to appreciated investment securities and $178,538,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Tax-Free Bond Fund

April 30, 2005

1.800354.101

SFB-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value

Alabama - 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 1,050,000	$ 1,085,690
Jefferson County Swr. Rev. Series D, 5.65% 2/1/17 (Pre-Refunded to 2/1/07 @ 101) (d)	105,000	111,158
		1,196,848
Arizona - 1.0%
Arizona State Univ. Revs. 5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (d)	2,500,000	2,882,400
Arkansas - 0.4%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,078,145
California - 10.8%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.125% 5/1/18 (FGIC Insured)	1,000,000	1,081,960
Series A:
5.25% 5/1/11 (FSA Insured)	2,000,000	2,220,780
5.5% 5/1/15 (AMBAC Insured)	600,000	672,216
5.875% 5/1/16	1,000,000	1,130,100
6% 5/1/14 (MBIA Insured)	1,500,000	1,730,445
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	500,000	534,625
Series A, 5.25% 7/1/13 (MBIA Insured)	3,000,000	3,376,440
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,084,940
5% 12/1/11 (MBIA Insured)	2,000,000	2,210,640
5.25% 2/1/14	1,000,000	1,106,940
5.25% 2/1/15	500,000	553,470
5.25% 2/1/16	500,000	552,350
5.25% 2/1/28	500,000	531,920
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	560,365
5.5% 4/1/30	200,000	218,216
6.6% 2/1/09	150,000	167,729
6.6% 2/1/10	2,190,000	2,502,601
6.75% 6/1/06	1,020,000	1,064,115
6.75% 8/1/10	500,000	580,545
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	$ 2,160,000	$ 2,349,194
California Pub. Works Board Lease Rev.:
Series 2005 A, 5.25% 6/1/30	1,000,000	1,055,200
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,088,360
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	1,000,000	981,060
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	204,908
5% 1/15/16 (MBIA Insured)	200,000	212,968
5.75% 1/15/40	300,000	306,021
Golden State Tobacco Securitization Corp. Series 2003 B, 5.75% 6/1/23	1,000,000	1,062,620
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	519,615
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	1,000,000	1,176,340
		30,836,683
Colorado - 3.1%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,963,290
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,910,232
Douglas and Elbert Counties School District #RE1 Series 2002 B, 5.75% 12/15/19 (Pre-Refunded to 12/15/12 @ 100) (d)	1,000,000	1,157,890
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,125,540
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,008,471
El Paso County School District #49, Falcon 5.5% 12/1/21 (FGIC Insured)	1,500,000	1,654,425
		8,819,848
Connecticut - 0.6%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18 (Pre-Refunded to 6/15/12 @ 100) (d)	235,000	267,054
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series D, 5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (d)	$ 1,000,000	$ 1,135,210
Connecticut Health & Edl. Facilities Auth. Rev. (Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	205,000	215,486
		1,617,750
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,737,698
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	762,470
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	220,972
		2,721,140
Florida - 1.1%
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	3,000,000	3,033,870
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	220,592
		3,254,462
Georgia - 1.0%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/37 (FSA Insured)	1,000,000	1,046,140
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,617,675
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series 1999 A, 5.5% 11/1/31	200,000	216,640
		2,880,455
Illinois - 14.0%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (FGIC Insured)	3,000,000	3,195,540
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	298,040
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,100,000	1,246,806
Series A, 5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (d)	1,000,000	1,081,390
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	$ 1,000,000	$ 1,104,900
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	600,000	600,702
Coles & Cumberland Counties Cmnty. Unit School District #2 5.35% 2/1/19 (FGIC Insured)	1,495,000	1,611,042
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	500,000	523,615
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,544,792
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,134,550
Illinois Edl. Facilities Auth. Revs.:
(DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (d)	100,000	108,510
(Northwestern Univ. Proj.) 5% 12/1/38 (b)	1,100,000	1,132,417
Illinois Gen. Oblig.:
5.5% 4/1/17 (MBIA Insured)	400,000	436,156
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,077,750
5.6% 4/1/21 (MBIA Insured)	400,000	436,436
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,994,084
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,326,156
6% 6/15/20	300,000	336,918
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	597,245
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (d)	1,000,000	1,131,140
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/21 (FGIC Insured)	1,445,000	1,612,923
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/14 (MBIA Insured)	5,500,000	6,127,268
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,119,190
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	1,000,000	254,330
5.75% 6/15/41 (MBIA Insured)	1,400,000	1,577,562
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.): - continued
Series A:
0% 6/15/15 (FGIC Insured)	$ 5,000,000	$ 3,238,750
0% 6/15/16 (FGIC Insured)	1,000,000	614,480
0% 12/15/16 (MBIA Insured)	1,935,000	1,163,264
0% 6/15/38 (MBIA Insured)	1,150,000	219,822
		39,845,778
Indiana - 4.9%
Anderson Ind. School Bldg. Corp. 5.5% 1/15/28 (FSA Insured)	560,000	618,178
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	1,875,000	2,184,300
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (AMBAC Insured)	685,000	763,097
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,083,010
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (MBIA Insured)	1,000,000	1,075,440
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5% 1/1/09 (MBIA Insured)	2,000,000	2,133,960
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,806,741
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,160,650
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	1,000,000	1,025,340
		13,850,716
Iowa - 0.9%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	2,800,000	2,650,648
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,031,870
Series C, 2.38%, tender 9/1/05 (c)	1,000,000	996,840
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	240,714
		2,269,424
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 0.5%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	$ 750,000	$ 820,680
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	540,585
		1,361,265
Maine - 2.4%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	5,025,000	5,697,948
5.25% 7/1/30 (FSA Insured)	1,000,000	1,075,940
		6,773,888
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,137,660
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,116,970
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/23 (FSA Insured)	1,500,000	1,603,185
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08 @ 101) (d)	1,500,000	1,570,890
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (d)	200,000	209,648
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,135,560
		6,773,913
Michigan - 0.9%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (FGIC Insured)	20,000	22,187
Detroit City School District 5.375% 5/1/15 (FGIC Insured)	375,000	406,436
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (d)	150,000	169,428
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	50,000	52,626
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,223,178
Livonia Pub. School District Series II, 0% 5/1/21 (Pre-Refunded to 5/1/07 @ 39.31) (d)	1,200,000	441,432
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev. (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	$ 100,000	$ 113,336
Oakland Univ. Rev. 5.75% 5/15/26 (Pre-Refunded to 5/15/05 @ 102) (d)	50,000	51,052
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (d)	160,000	175,363
		2,655,038
Missouri - 0.9%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,075,580
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	560,605
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	837,782
		2,473,967
Montana - 0.5%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	400,000	422,380
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,044,700
		1,467,080
Nebraska - 0.1%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	431,460
Nevada - 0.8%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	539,695
Clark County School District Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	200,000	224,880
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	547,320
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	1,000,000	1,082,220
		2,394,115
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,094,090
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 1.7%
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,159,910
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	80,000	87,641
New Jersey Trans. Trust Fund Auth. Series B:
5.25% 12/15/10 (FGIC Insured)	1,000,000	1,101,300
5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,139,140
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	200,000	201,066
6.125% 6/1/24	400,000	411,664
6.125% 6/1/42	700,000	704,872
		4,805,593
New York - 5.3%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	600,000	686,208
5.75% 5/1/21 (FSA Insured)	500,000	563,295
5.75% 5/1/24 (FSA Insured)	2,225,000	2,531,049
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (d)	5,000	5,612
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (d)	10,000	11,131
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	1,700,000	1,909,389
Series F, 5.25% 11/15/27 (MBIA Insured)	200,000	215,038
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (d)	35,000	38,426
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	200,000	216,316
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	400,000	449,752
Series 2005 J, 5% 3/1/20	1,000,000	1,057,200
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	564,515
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	210,012
Series A, 6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000,000	1,171,290
New York State Dorm. Auth. Revs. (City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,127,410
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	$ 500,000	$ 554,730
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	337,208
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	200,000	222,736
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,089,300
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	1,800,000	1,966,014
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	100,000	112,978
		15,039,609
North Carolina - 2.8%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,982,718
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,212,919
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,000,000	1,038,930
5.125% 7/1/42	1,100,000	1,148,499
5.25% 7/1/42	500,000	527,570
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	648,606
Series B, 6.125% 1/1/09	100,000	108,327
Series D, 5.375% 1/1/10	535,000	571,343
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	785,130
		8,024,042
Ohio - 0.9%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	1,000,000	1,001,760
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	1,295,000	1,448,289
		2,450,049
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,117,610
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 1.2%
Jackson County School District #9, Eagle Point 5.625% 6/15/16 (Pre-Refunded to 6/15/11 @ 100) (d)	$ 350,000	$ 396,571
Morrow County School District #1 5.625% 6/15/14 (FSA Insured)	1,500,000	1,702,260
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	250,000	279,885
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,156,300
		3,535,016
Pennsylvania - 2.8%
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,117,860
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,132,910
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,111,070
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,096,300
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	481,005
Tredyffrin-Easttown School District 5.5% 2/15/17 (Pre-Refunded to 8/15/10 @ 100) (d)	1,520,000	1,696,366
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,257,100
		7,892,611
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	500,000	564,700
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	400,000	437,352
		1,002,052
Rhode Island - 0.7%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (Pre-Refunded to 4/1/10 @ 101) (d)	300,000	338,949
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,539,551
		1,878,500
South Carolina - 1.3%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	2,003,851
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	$ 1,115,000	$ 1,231,194
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	467,499
		3,702,544
Tennessee - 2.4%
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,441,306
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,644,484
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	200,000	224,576
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	200,000	225,624
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (d)	370,000	435,457
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	630,000	756,561
		6,728,008
Texas - 17.3%
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,193,720
Austin Independent School District 5.25% 8/1/14 (b)	1,000,000	1,082,650
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/19 (FSA Insured)	1,640,000	1,795,177
Comal Independent School District 0% 2/1/16	2,235,000	1,407,737
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,218,162
East Central Independent School District 5.625% 8/15/17 (e)	1,035,000	1,166,010
Garland Independent School District 5.5% 2/15/19	515,000	560,423
Harris County Gen. Oblig. 0% 10/1/13 (MBIA Insured)	2,000,000	1,438,260
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,375,000	1,510,878
5.75% 2/15/20	1,235,000	1,344,223
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (d)	1,535,000	1,750,407
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	$ 1,500,000	$ 1,644,840
5.5% 7/1/30 (FSA Insured)	600,000	647,046
La Joya Independent School District:
5.75% 2/15/17	2,000,000	2,213,100
5.75% 2/15/19	600,000	663,366
Lewisville Independent School District 0% 8/15/18	1,010,000	562,954
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,394,952
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,828,662
Mercedes Independent School District Series 2000, 5.625% 8/15/15	275,000	305,033
New Braunfels Independent School District 6% 2/1/09	725,000	800,857
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	837,893
Pearland Independent School District 6% 2/15/14 (Pre-Refunded to 2/15/09 @ 100) (d)	1,350,000	1,496,205
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	200,000	219,816
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	3,000,000	3,242,190
San Antonio Elec. & Gas Systems Rev. 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (d)	3,000,000	3,365,640
San Antonio Independent School District 5.5% 8/15/24 (Pre-Refunded to 8/15/09 @ 100) (d)	1,000,000	1,099,680
San Benito Consolidated Independent School District 6% 2/15/25	300,000	340,266
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,093,630
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	520,225
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16 (Escrowed to Maturity) (d)	5,000	3,158
0% 9/1/16 (MBIA Insured)	1,990,000	1,223,711
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10 @ 100) (d)	150,000	165,963
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,191,780
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	2,036,213
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,375,614
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	1,000,000	1,034,800
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,084,120
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	$ 1,000,000	$ 1,053,330
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	109,421
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (d)	175,000	201,061
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	1,500,000	538,710
White Settlement Independent School District 5.75% 8/15/34	1,100,000	1,231,527
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	400,000	440,636
		49,434,046
Utah - 1.7%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,253,869
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,461,336
		4,715,205
Vermont - 0.7%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,342,104
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	342,198
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	224,362
		1,908,664
Virginia - 0.3%
Staunton Gen. Oblig. 6.25% 2/1/34 (AMBAC Insured)	750,000	889,088
Washington - 6.0%
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,742,041
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,303,140
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,176,501
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	1,000,000	1,107,120
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	1,000,000	1,116,750
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Tacoma Elec. Sys. Rev.: - continued
Series A, 5.625% 1/1/21 (FSA Insured)	$ 500,000	$ 551,690
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,090,150
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	534,210
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,937,653
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,207,630
5.4% 7/1/12 (FSA Insured)	1,000,000	1,118,000
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,099,470
		16,984,355
Wisconsin - 2.2%
Douglas County Gen. Oblig. 5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,870,000	2,073,811
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,110,090
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (b)	500,000	532,220
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,072,850
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,066,980
6.25% 8/15/22	500,000	553,685
		6,409,636
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.8%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	$ 1,845,000	$ 2,200,310
TOTAL MUNICIPAL BONDS (Cost $267,267,974)		278,046,051
Other - 1.4%
	Shares
Fidelity Tax-Free Cash Central Fund, 2.89% (a)(f) (Cost $4,000,000)	4,000,000	4,000,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $271,267,974)		282,046,051
NET OTHER ASSETS - 1.0%		2,801,728
NET ASSETS - 100%		$ 284,847,779
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,166,010 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $271,230,703. Net unrealized appreciation aggregated $10,815,348, of which $11,250,070 related to appreciated investment securities and $434,722 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005